Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Advances from the Federal Home Loan Bank
At December 31, advances from the Federal Home Loan Bank were as follows:

	2018	2017
	(In thousands)
Maturities March 2019 through August 2025, primarily at fixed rates ranging from 4.64% to 6.65%, averaging 5.29%	$106	$—
Maturities March 2018 through August 2025, primarily at fixed rates ranging from 3.15% to 6.65%, averaging 5.15%	––	200
Cash Management advances maturities in March 2018 at floating rates averaging 1.52%	––	9,822
	$106	$10,022

Required Annual Principal Payments on Federal Home Loan Bank Advances
At December 31, 2018 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2019	$46
2020	14
2021	14
2022	14
2023	10
Thereafter	8

$106

Summary of Information Concerning Securities Sold Under Agreements to Repurchase
Information concerning securities sold under agreements to repurchase is summarized as follows:

	2018	2017
	(Dollars in thousands)

Balance outstanding at year end	$8,068	$10,022
Average daily balance during the year	$12,874	$13,578
Average interest rate during the year	1.06%	0.28%
Maximum month-end balance during the year	$16,161	$17,033
Weighted-average interest rate at year end	1.13%	0.28%

Schedule of Repurchase Agreements
The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

	(In thousands)

December 31, 2018	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S government agencies	$8,068	$––	$––	$––	$8,068
Total	$8,068	$––	$––	$––	$8,068

	(In thousands)
December 31, 2017	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S government agencies	$10,022	$––	$––	$––	$10,022
Total	$10,022	$––	$––	$––	$10,022